UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21894

Cohen & Steers Asia Pacific Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue
New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli
280 Park Avenue
New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	October 31, 2009

Date of reporting period:	January 31, 2009

Item 1. Schedule of Investments

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

January 31, 2009 (Unaudited)

		Number
		of Shares	Value
COMMON STOCK	99.1%
AUSTRALIA	20.7%
DIVERSIFIED	6.5%
Dexus Property Group		1,741,734	$820,080
GPT Group		1,157,330	548,311
Mirvac Group		994,201	702,928
Stockland		488,306	1,109,338
			3,180,657
INDUSTRIAL	0.9%
Goodman Group		1,021,780	447,485
OFFICE	0.6%
Commonwealth Property Office Fund		563,738	300,698
RETAIL	12.7%
CFS Retail Property Trust		668,156	753,590
Westfield Group		724,388	5,467,376
			6,220,966
TOTAL AUSTRALIA			10,149,806
CHINA	5.8%
DIVERSIFIED	2.3%
Agile Property Holdings Ltd.		468,400	179,646
China Resources Land Ltd.		617,000	712,637
New World China Land Ltd.		164,800	41,074
Sino-Ocean Land Holdings Ltd.		357,500	177,578
			1,110,935
RESIDENTIAL	3.5%
China Overseas Land & Investment Ltd.		1,203,120	1,573,429
Country Garden Holdings Co.		660,000	135,805
			1,709,234
TOTAL CHINA			2,820,169

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		Number
		of Shares	Value
HONG KONG	30.4%
DIVERSIFIED	25.7%
Hang Lung Properties Ltd.		705,000	$1,584,870
Henderson Land Development Company Ltd.		481,890	1,840,739
Hysan Development Company Ltd.		677,000	1,098,085
Kerry Properties Ltd.		121,340	284,013
Sino Land Co., Ltd.		980,000	939,622
Sun Hung Kai Properties Ltd.		756,895	6,705,615
Wharf Holdings Ltd.		55,000	135,904
			12,588,848
OFFICE	2.9%
Hongkong Land Holdings Ltd. (USD)		671,900	1,408,585
RETAIL	1.8%
Link REIT		468,138	875,708
TOTAL HONG KONG			14,873,141
JAPAN	38.8%
DIVERSIFIED	27.1%
Daibiru Corp.		17,200	152,417
Kenedix Realty Investment Corp.		38	99,033
Mitsubishi Estate Co., Ltd.		411,672	5,398,421
Mitsui Fudosan Co., Ltd.		355,189	4,580,717
NTT Urban Development Corp.		1,326	1,139,409
Sumitomo Realty & Development Co., Ltd.		102,000	1,168,211
Tokyo Tatemono Co., Ltd.		84,000	280,379
Tokyu Land Corp.		142,000	443,072
			13,261,659
OFFICE	7.6%
Global One Real Estate Investment Corp.		33	263,052
Japan Prime Realty Investment Corp.		72	184,546
Japan Real Estate Investment Corp.		100	901,286
Nippon Building Fund		115	1,233,763
Nomura Real Estate Office Fund		136	855,610

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		Number
		of Shares	Value
Tokyu REIT		46	$294,852
			3,733,109
RETAIL	4.1%
AEON Mall Co., Ltd.		92,100	1,263,888
Japan Retail Fund Investment Corp.		168	738,901
			2,002,789
TOTAL JAPAN			18,997,557
SINGAPORE	3.4%
DIVERSIFIED	2.3%
CapitaLand Ltd.		578,000	895,066
Keppel Land Ltd.		228,000	206,888
			1,101,954
INDUSTRIAL	0.7%
Ascendas REIT		373,000	352,405
RETAIL	0.4%
CapitaMall Trust		208,000	215,677
TOTAL SINGAPORE			1,670,036

TOTAL INVESTMENTS(a) (Identified cost—$65,324,860)	99.1%		48,510,709

OTHER ASSETS IN EXCESS OF LIABILITIES	0.9%		427,788

NET ASSETS	100.0%		$48,938,497

Glossary of Portfolio Abbreviations

REIT	Real Estate Investment Trust
USD	United States Dollar

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Note: Percentages indicated are based on the net assets of the Fund.

(a) All securities have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair value securities represent 99.1 % of net assets of the Fund, all of which have been fair valued pursuant to foreign security fair value pricing procedures approved by the Board of Directors.

4

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the Pink Sheets, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Portfolio securities primarily traded on foreign markets are generally valued at the closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Securities for which market prices are unavailable, or securities for which the advisor determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157,  “Fair Value Measurements”  (“FAS 157”), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•  Level 1—quoted  prices in active markets for identical investments

•  Level 2—other  significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3—significant  unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s investments carried at value:

Fair Value Measurements at January 31, 2009 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$48,510,709	$—	$48,510,709	$—

Note 2. Income Tax Information

As of January 31, 2009, the federal tax cost and net unrealized depreciation were as follows:

Gross unrealized appreciation	$544,120
Gross unrealized depreciation	(17,358,271)
Net unrealized depreciation	$(16,814,151)

Cost for federal income tax purposes	$65,324,860

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: March 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
Name: Adam M. Derechin		Name: James Giallanza
Title: President and principal executive officer		Title: Treasurer and principal financial officer

Date: March 27, 2009